Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies

Note 15 - Contingencies

The Company and the Association are parties to litigation which arises primarily in the ordinary course of business. In the opinion of management, the ultimate disposition of such litigation should not have a material effect on the consolidated financial position or operations of the Company.